Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s forward contracts outstanding as at December 31, 2018:

	2019	2020	Total

Forward – fuel oil:
Litres (thousands)	35,800	16,438	52,238
Average strike price	$0.32	$0.33	$0.32

Forward – gas oil:
Litres (thousands)	19,383	7,598	26,981
Average strike price	$0.43	$0.51	$0.45

Forward – diesel:
Litres (thousands)	2,856	1,599	4,455
Average strike price	$0.50	$0.57	$0.53